Income Taxes (Tables) - DMY SQUARED TECHNOLOGY GROUP, INC [Member]	12 Months Ended
Dec. 31, 2025
Income Taxes [Line Items]
Schedule of income tax provision

The income tax provision consists of the following:

	December 31, 2025	December 31, 2024
Current
Federal	$223,826	$261,958
State	86,697	132,692
Deferred
Federal	(900,144)	(420,563)
State	(270,901)	(67,622)
Valuation allowance	1,171,045	488,185
Income tax provision	310,523	394,650
Adjustment for prior year tax estimate	(49,376)	39,807
Income tax provision, net	$261,147	$434,457

Schedule of Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Start-up/organization costs	$12,928,719	$949,417
Merger costs	827,591	-
Net operating loss carryforwards	-	-
Total deferred tax assets	2,120,462	949,417
Valuation allowance	(2,120,462)	(949,417)
Deferred tax asset, net of allowance	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	December 31, 2025	December 31, 2024
Statutory federal income tax rate	21.0%	21.0%
State tax	6.5%	6.5%
Non-deductible change in fair value of warrant liabilities	(22.1)%	(41.0)%
Non-deductible meals and tax penalties	(0.2)%	(12.3)%
Change in valuation allowance	(6.6)%	(87.1)%
Income tax expense	(1.49)%	(112.9)%